STATEMENT OF CASH FLOWS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (711,389)	$ 4,767,283
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrants	83,333	(7,744,000)
Transaction costs associated with the Initial Public Offering	522,861	0
Formation cost paid by sponsor in exchange for issuance of founder shares	878	0
Interest earned on marketable securities held in Trust Account	(3,298)	(63,997)
Changes in operating assets and liabilities:
Prepaid expenses	(673,200)	348,200
Accrued expenses	103,216	954,400
Net cash used in operating activities	(677,599)	(1,738,114)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(250,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	0	60,000
Net cash provided by investing activities	(250,000,000)	60,000
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000
Proceeds from sale of Private Placement Warrants	7,400,000
Proceeds from promissory note - related party	0	544,000
Repayment of promissory note - related party	(178,080)
Payment of offering costs	(234,323)
Net cash provided by financing activities	252,012,597	544,000
Net Change in Cash	1,334,998	(1,134,114)
Cash - Beginning of period	0	1,334,998
Cash - End of period	1,334,998	$ 200,884
Non-cash investing and financing activity:
Offering costs paid through promissory note	177,202
Deferred underwriting fee payable	$ 8,750,000